Interest Expense	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Interest Expense
31	INTEREST EXPENSE

Composition	12/31/2021	12/31/2020	12/31/2019
Interest expense
For deposits
Non-financial private sector
Checking accounts	1,316,252	2,982,438	810,562
Saving accounts	1,236,778	987,368	1,353,185
Time deposits and investments accounts	87,258,406	81,358,031	119,648,527
For Financing received from BCRA and other financial institutions	156,354	152,200	543,101
For repo transactions
Other financial institutions	294,566	295,464	691,469
For other financial liabilities	64,385	92,583	384,460
Issued corporate bonds	862,078	2,336,383	4,906,293
For subordinated corporate bonds	3,245,046	3,619,241	3,500,346

Total	94,433,865	91,823,708	131,837,943